Expected credit loss measurement - Scenario assumptions (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.40%
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.50%
Upside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.10%
Upside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%
Upside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.80%
Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%
Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%
Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	50.00%
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	40.00%
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	50.00%
Upside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.00%
Upside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	16.00%
Upside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%
Upside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%
Upside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%
Upside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.40%
Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.80%
Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.30%
Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.10%
Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.50%
Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.00%
Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.10%
Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%
Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%
Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.60%
Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	170.00%
Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	140.00%
Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	150.00%
Upside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	35.50%
Upside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	41.60%
Upside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	37.90%
Upside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.50%
Upside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	21.70%
Upside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.80%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	2.70%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	2.50%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.40%	3.30%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%	1.70%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.40%	1.40%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.30%	0.30%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	5.50%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	9.50%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	3.80%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.165%	0.22%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.111%	0.04%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.121%	0.13%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.10%	(2.90%)
Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.30%	3.80%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.10%	(0.80%)
Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	3.40%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	2.50%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%	1.10%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.10%	9.10%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.50%	9.90%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.80%	9.00%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.30%	5.50%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.80%	3.90%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%	0.90%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	4.50%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.20%	8.00%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	3.20%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.412%	0.46%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.349%	0.21%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.344%	0.31%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	24.70%	(1.70%)
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	20.70%	13.50%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.10%	5.80%
Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	7.10%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.10%	9.20%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%	7.20%
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.90%)
Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.70%
Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.20%
Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%
Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.10%
Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.70%
Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.40%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	259.20%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	283.80%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	245.50%
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(27.00%)
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(23.40%)
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(22.90%)
Mild downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.30%)
Mild downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.30%)
Mild downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.00%)
Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.80%
Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.90%
Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.00%
Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.40%
Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.00%
Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.20%
Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%
Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.20%
Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	329.20%
Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	349.30%
Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	307.30%
Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(21.80%)
Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.90%)
Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.60%)
Mild downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.80%)
Mild downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.70%)
Mild downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(7.60%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.90%)	(5.90%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.70%)	(8.70%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.60%)	(6.60%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.20%)	(1.20%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.30%)	(1.30%)
Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(1.80%)
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.90%	12.10%
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.90%	14.10%
Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.20%	6.10%
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.50%)	(0.50%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.35%)	(0.35%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.70%)	(0.70%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.20%)	(50.20%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(57.60%)	(57.60%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(53.60%)	(53.60%)
Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(17.00%)	(17.00%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(9.50%)	(15.30%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.40%)	(22.90%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.80%)	(3.80%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(10.30%)	(10.30%)
Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.70%)	(5.70%)
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.40%	0.40%
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.70%)	(1.70%)
Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.60%)	(1.60%)
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.80%	9.90%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.10%	16.40%
Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.90%	6.80%
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.15%)	(0.15%)
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.25%)	(0.25%)
Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.35%)	(0.35%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(40.10%)	(40.10%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.40%)	(50.40%)
Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(44.20%)	(44.20%)
Severe downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(30.00%)	(30.00%)
Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(26.30%)	(28.70%)
Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(10.80%)	(35.40%)
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.40%
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.50%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.10%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.80%
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	50.00%
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	40.00%
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	50.00%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.00%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	16.00%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%
UBS AG | Upside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%
UBS AG | Upside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%
UBS AG | Upside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.40%
UBS AG | Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.80%
UBS AG | Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.30%
UBS AG | Upside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.10%
UBS AG | Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.50%
UBS AG | Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.10%
UBS AG | Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.60%
UBS AG | Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	170.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	140.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	150.00%
UBS AG | Upside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	35.50%
UBS AG | Upside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	41.60%
UBS AG | Upside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	37.90%
UBS AG | Upside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.50%
UBS AG | Upside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	21.70%
UBS AG | Upside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.80%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	2.70%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	2.50%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.40%	3.30%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%	1.70%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.40%	1.40%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.30%	0.30%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	5.50%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	9.50%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	3.80%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	16.50%	22.00%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	11.10%	4.00%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.10%	13.00%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.10%	(2.90%)
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.30%	3.80%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.10%	(0.80%)
UBS AG | Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	3.40%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	2.50%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%	1.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.10%	9.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.50%	9.90%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.80%	9.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.30%	5.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.80%	3.90%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%	0.90%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	4.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.20%	8.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	3.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	41.20%	46.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	34.90%	21.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	34.40%	31.00%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	24.70%	(1.70%)
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	20.70%	13.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.10%	5.80%
UBS AG | Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	7.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.10%	9.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%	7.20%
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.90%)
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.70%
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.20%
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.10%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.70%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.40%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	259.20%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	283.80%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	245.50%
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(27.00%)
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(23.40%)
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(22.90%)
UBS AG | Mild downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.30%)
UBS AG | Mild downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.30%)
UBS AG | Mild downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.00%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.80%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.90%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.10%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.00%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.40%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.00%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.20%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.20%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	329.20%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	349.30%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	307.30%
UBS AG | Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(21.80%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.90%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.60%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.80%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.70%)
UBS AG | Mild downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(7.60%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.90%)	(5.90%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.70%)	(8.70%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.60%)	(6.60%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.20%)	(1.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.30%)	(1.30%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(1.80%)
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.90%	12.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.90%	14.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.20%	6.10%
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.00%)	(50.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(35.00%)	(35.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(70.00%)	(70.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.20%)	(50.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(57.60%)	(57.60%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(53.60%)	(53.60%)
UBS AG | Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(17.00%)	(17.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(9.50%)	(15.30%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.40%)	(22.90%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.80%)	(3.80%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(10.30%)	(10.30%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.70%)	(5.70%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.40%	0.40%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.70%)	(1.70%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.60%)	(1.60%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.80%	9.90%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.10%	16.40%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.90%	6.80%
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(15.00%)	(15.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(25.00%)	(25.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(35.00%)	(35.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(40.10%)	(40.10%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.40%)	(50.40%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(44.20%)	(44.20%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(30.00%)	(30.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(26.30%)	(28.70%)
UBS AG | Severe downside ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(10.80%)	(35.40%)